Debt - Summary of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Derivative financial assets	$ (9,538)	$ 0
Borrowings	636,059	494,414
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings, net of option derivative asset	498,326	498,090
Borrowings	492,691	494,414	$ 489,763
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Derivative financial assets	(5,635)	(3,676)
Term Facility Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings	100,890	0
Borrowing unamortized transaction fees	15,490
Greek Recovery and Resilience Facility (RRF)
Disclosure of financial liabilities [line items]
Borrowings	39,209	0
Borrowing unamortized transaction fees	6,037
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowings	3,269	0
Unamortized transaction costs | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	5,325	$ 6,077
Initial redemption option | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	$ 3,652